UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2011

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

June 30, 2011

Semi-Annual Repor t

Legg Mason

Permal Tactical Allocation Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II	Legg Mason Permal Tactical Allocation Fund

Fund’s objectives

The Fund is managed as a tactical asset allocation program. The Fund seeks to provide total return in excess of a traditional 60/30/10 (equity/fixed income/cash) portfolio over the medium term.

Letter from the chairman

Dear Shareholder,

We are pleased to provide the semi-annual report of Legg Mason Permal Tactical Allocation Fund for the six-month reporting period ended June 30, 2011. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

July 29, 2011

Legg Mason Permal Tactical Allocation Fund	III

Investment commentary

Economic review

Although the U.S. economy continued to grow over the six months ended June 30, 2011, the pace of the expansion was disappointing, which resulted in a significant shift in investor sentiment. During the first half of the period, there were expectations of a strengthening economy and generally robust investor risk appetite. However, as the reporting period progressed, weakening economic data triggered a flight to quality as investor risk aversion increased. Despite giving back a portion of their previous gains in late May and June, investors who took on additional risk in their portfolios during the reporting period were generally rewarded.

U.S. gross domestic product (“GDP”)i growth, as reported by the U.S. Department of Commerce, has been less robust than previously realized during most other periods exiting a severe recession. Revised GDP growth was 2.3% during the fourth quarter of 2010 and 3.0% for calendar 2010 as a whole. The Commerce Department then reported that first and second quarter 2011 GDP growth were 0.4% and 1.3%, respectively. This moderation in growth during the first half of the year was due to a variety of factors, including less robust export activity, a decline in government spending and a deceleration in consumer spending given higher oil and food prices.

Turning to the job market, while there was some improvement in the first half of the reporting period, unemployment again moved higher from April through June. After being 9.0% or higher since April 2009, the unemployment rate fell to 8.9% in February and 8.8% in March 2011. The job market then weakened, as unemployment rose to 9.0% in April, 9.1% in May and 9.2% in June. As of the end of the reporting period, approximately 14.1 million Americans looking for work had yet to find a job, and roughly 44% of these individuals have been out of work for more than six months. In June 2011, the Federal Reserve Board (“Fed”)ii projected that unemployment would moderate, but that it would remain elevated and between 7.8% and 8.2% at the end of 2012.

The long-ailing housing market continued to show signs of strain during the reporting period. Looking back, sales increased in the spring of 2010 largely due to the government’s $8,000 tax credit for first-time home buyers. This proved to be only a temporary boost, as sales subsequently weakened after the tax credit expired at the end of April. Existing-home sales did rebound somewhat toward the end of 2010 and in January 2011, as mortgage rates remained relatively low. However, according to the National Association of Realtors (“NAR”), existing-home sales then declined a sharp 8.9% in February. After a 3.5% increase in March, existing-home sales fell 1.8%, 4.0% and 0.8% in April, May and June, respectively. At the end of June, the inventory of unsold homes was a 9.5 month supply at the current sales level, versus a 9.1 month supply in May. Existing-home prices were relatively stagnant versus a year ago, with the NAR reporting that the median existing-home price for all housing types was $184,300 in June 2011, up 0.8% from June 2010.

Even the manufacturing sector, one of the stalwarts of the economy in recent years, softened toward the end of the reporting period. Based on the Institute for Supply Management’s PMIiii, the manufacturing sector grew twenty-three consecutive months since it began expanding in August 2009 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). In January 2011, the manufacturing sector expanded at its fastest pace since May 2004, with a reading of 60.8 versus 58.5 for the previous month. Manufacturing activity remained strong during the next three months and was 60.4 in April. However, it then declined to 53.5 in May, the lowest reading in the past twelve

IV	Legg Mason Permal Tactical Allocation Fund

Investment commentary (cont’d)

months. This was attributed, in part, to supply disruptions triggered by the March earthquake and tsunami in Japan. Manufacturing activity then moved modestly higher in June to 55.3, although only twelve of the eighteen industries tracked by the Institute for Supply Management expanded during the month.

Outside of the U.S., economic news was largely dominated by the sovereign debt crisis in Europe, geopolitical events in the Middle East and Northern Africa (“MENA”), and the natural disasters in Japan. Political turmoil in the MENA region caused oil prices to rise above $100 a barrel in February 2011, the first such occurrence in roughly two years. This led to concerns that higher oil prices could temper economic growth in both developed and emerging market countries. The tragedy in Japan also impacted the global economy. The World Bank has projected damage in northeast Japan could reach $235 billion. Japan’s economy fell back into recession in the first quarter of 2011, with GDP contracting 0.9%. However, the World Bank stated, “As a result of the earthquake and tsunami, Japan’s real GDP growth will slow, but the slowdown will likely be temporary. Growth should start picking up after mid-2011 as reconstruction efforts get underway.” Elsewhere, Eurozone GDP growth was 0.8% during the first quarter, compared to a 0.3% expansion in the fourth quarter of 2010. Among the largest emerging market countries, GDP growth was 9.7% in China and 7.8% in India during the first quarter of 2011.

Financial market overview

While stocks and lower-quality bonds generated solid results during the reporting period, there were several periods of heightened volatility and periodic sell-offs. These were triggered by a variety of factors, including concerns regarding the global economy, geopolitical unrest, the natural disasters in Japan and the ongoing European sovereign debt crisis. During those periods, investors tended to favor the relative safety of U.S. Treasury securities. However, these setbacks proved to be only temporary and risk aversion was generally replaced with solid demand for riskier assets.

The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. In November 2010, prior to the beginning of the reporting period, the Fed announced a second round of quantitative easing (often referred to as “QE2”) to help stimulate the economy, entailing the purchase of $600 billion of long-term U.S. Treasury securities by the end of the second quarter of 2011. Also, as has been the case since December 2008, the Fed kept the federal funds rateiv at a historically low range between 0 and 1/4 percent.

Despite these efforts, at its meeting in June 2011, the Fed said, “Information received since the Federal Open Market Committee met in April indicates that the economic recovery is continuing at a moderate pace, though somewhat more slowly than the Committee had expected. . . . To promote the ongoing economic recovery and to help ensure that inflation, over time, is at levels consistent with its mandate, the Committee decided today to keep the target range for the federal funds rate at 0 to 1/4 percent. The Committee continues to anticipate that economic conditions — including low rates of resource utilization and a subdued outlook for inflation over the medium run — are likely to warrant exceptionally low levels for the federal funds rate for an extended period.”

In June, the Fed also announced that it would complete QE2 on schedule at the end of June. However, given ongoing strains in the economy, it made no overtures toward reversing any of its accommodative policies and the Fed said it would “maintain its existing policy of reinvesting

Legg Mason Permal Tactical Allocation Fund	V

principal payments from its securities holdings” rather than seeking to reduce the size of its balance sheet.

Given the economic challenges in the Eurozone, the European Central Bank (“ECB”) had not raised interest rates since July 2008. However, in early April 2011, the ECB raised interest rates from 1.00% to 1.25% and then to 1.50% in July (after the reporting period ended). In other developed countries, the Bank of England kept rates on hold at 0.50% during the reporting period, as did Japan at a range of zero to 0.10%, the lowest level since 2006. Elsewhere, a number of emerging market countries, including China, India and Brazil, raised interest rates during the reporting period in an effort to ward off inflation.

Equity market review

U.S. stock prices, as measured by the S&P 500 Indexv (the “Index”), moved higher during the reporting period. The market got off to a strong start in January and February 2011, as the Index returned 2.37% and 3.43%, respectively. Fueling the market’s ascent was optimism for the global economy and corporate profits that generally exceeded expectations. Despite geopolitical unrest in the Middle East, and the devastation in Japan, the market demonstrated resiliency in March and April, with the Index gaining 0.04% and 2.96%, respectively. The market took a step backward in May as the Index fell 1.13% amid concerns for the economy and future corporate profits. Stock prices then declined 1.67% in June due to weaker-than-expected economic data and a further escalation of the European sovereign debt crisis. All told, the Index returned 6.02% over the reporting period.

The international developed equity market, as measured by the MSCI EAFE Indexvi, also posted a positive return but lagged its U.S. counterpart, returning 4.98% during the six months ended June 30, 2011. This relative underperformance was the result of a number of factors, including concerns regarding the European sovereign debt crisis. Elsewhere, emerging market equities generated only a modest gain during the reporting period. Despite continued strong economic growth in many developing countries and higher oil prices, emerging market equities were dragged down at times given signs of decelerating growth in developed countries and concerns whether China could tame its rising inflation without adversely impacting its economic expansion. During the six months ended June 30, 2011, the MSCI Emerging Markets Indexvii returned 0.88%.

Fixed income market review

While volatility was elevated at times, the U.S. spread sectors (non-Treasuries) produced positive results during the reporting period. As was the case for much of 2010, the spread sectors generally outperformed equal-durationviii Treasuries during the first four months of the reporting period. A combination of positive economic growth, benign core inflation, rising corporate profits and overall robust investor demand supported the spread sectors from January through April 2011. Investor sentiment then began to shift in May, as optimism about the economic expansion waned and investor risk appetite started to be replaced with increased risk aversion. While the U.S. spread sectors generally posted positive results in May, they underperformed equal-duration Treasuries. Risk aversion then increased in June given a host of disappointing economic data and a further escalation of the European sovereign debt crisis. Against this backdrop, the spread sectors generated relatively poor results during most of June as investors fled the spread sectors in favor of Treasury securities.

Both short- and long-term Treasury yields fluctuated during the six months ended June 30, 2011. When the period began, two- and ten-year Treasury yields were 0.61% and 3.30%, respectively. Yields ini-

VI	Legg Mason Permal Tactical Allocation Fund

Investment commentary (cont’d)

tially moved higher given expectations for stronger growth in 2011 and the potential for rising inflation. On February 14, 2011, two-year Treasury yields peaked at 0.87%, while ten-year Treasuries peaked at 3.75% on February 8, 2011. Treasury yields then declined as investor risk aversion increased given the uprising in Libya and, later, due to the tragic events in Japan. Yields briefly moved higher toward the end of March, but then generally declined from April through June given weakening economic data and periodic flights to quality. In late June, two- and ten-year Treasury yields bottomed at 0.35% and 2.88%, respectively, and ended the period at 0.45% and 3.18%, respectively. For the six months ended June 30, 2011, the Barclays Capital U.S. Aggregate Indexix returned 2.72%. In comparison, the Barclays Capital Global Aggregate Index (Hedged)x returned 1.48% over the same time frame.

The U.S. high-yield bond market produced strong results during the first five months of the reporting period. High-yield prices moved higher against a backdrop of generally better-than-expected corporate profits and overall strong investor demand. However, the asset class gave back a portion of its gains in June during the flight to quality, with the high-yield market posting its first monthly loss since November 2010. All told, the Barclays Capital U.S. High Yield — 2% Issuer Cap Indexxi returned 4.98% for the six months ended June 30, 2011.

Despite periods of volatility, the emerging market debt asset class generated a solid return for the six-month reporting period. Investor concerns regarding interest rate hikes in China and unrest in the MENA region dragged the asset class down from November 2010 (prior to the beginning of the reporting period) through January 2011. Emerging market debt prices then largely stabilized in February and rallied from March through June. Overall, the JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)xii returned 5.09% over the six months ended June 30, 2011.

Performance review

For the six months ended June 30, 2011, Class A shares of Legg Mason Permal Tactical Allocation Fund, excluding sales charges, returned 3.06%. The Fund’s unmanaged benchmarks, the MSCI World Indexxiii (Gross), the Barclays Capital U.S. Aggregate Index and the Citigroup 90-Day U.S. Treasury Bill Indexxiv, returned 5.62%, 2.72% and 0.06%, respectively, for the same period. The 60/30/10 Compositexv returned 4.23% over the same time frame. The Lipper Global Flexible Portfolio Funds Category Average1 returned 2.64% for the same period.

Performance Snapshot as of June 30, 2011 (unaudited)
(excluding sales charges)	6 months
Legg Mason Permal Tactical Allocation Fund:
Class A	3.06%
Class C	2.72%
Class FI	3.07%
Class I	3.20%
Class IS	3.20%
MSCI World Index (Gross)	5.62%
Barclays Capital U.S. Aggregate Index	2.72%
Citigroup 90-Day U.S. Treasury Bill Index	0.06%
60/30/10 Composite	4.23%
Lipper Global Flexible Portfolio Funds Category Average	2.64%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2011, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 237 funds in the Fund’s Lipper category, and excluding sales charges.

Legg Mason Permal Tactical Allocation Fund	VII

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fees forgone and/or expense reimbursements, without which the performance would have been lower.

The composition of the Fund’s investment portfolio will vary over time, based on Permal’s overall allocation decisions and top-down and bottom-up implementation. The Fund may change, from time to time, the underlying funds, whether affiliated or unaffiliated, in which it invests without notice to shareholders.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated April 29, 2011, the gross total annual operating expense ratios for Class A, Class C, Class FI, Class I and Class IS shares were 2.27%, 2.93%, 2.39%, 1.85% and 2.14%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of expenses, other than brokerage (including brokerage commissions paid on purchases and sales of shares of closed-end funds, exchange-traded funds, exchange-traded notes and other assets), interest, taxes, extraordinary expenses and incentive or performance-based fees of underlying funds, to average net assets is not expected to exceed 1.75% for Class A shares, 2.50% for Class C shares, 1.75% for Class FI shares, 1.50% for Class I shares and 1.50% for Class IS shares. Acquired fund fees and expenses are subject to these arrangements. These expense limitation arrangements cannot be terminated prior to April 30, 2012 without the Board of Trustees’ consent.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

July 29, 2011

RISKS: Investing in equity securities involves market risk. The Fund may invest in small- and mid-cap companies that may involve a higher degree of risk and volatility than investments in large-cap companies. The Fund may invest in hedge funds, private investments, commodities, foreign currencies, infrastructure investments, and real estate. These investments are speculative, may be illiquid, and involve substantial risks. Short selling may result in significant losses. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short. Investments in foreign securities are subject to certain risks of overseas investing, including currency fluctuations and changes in political and economic conditions. These risks are magnified in emerging markets. Investments in bonds are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. High-yield bonds are rated below investment grade and involve greater credit and liquidity risk than higher-rated securities. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses, and may have a potentially large impact on Fund performance. There are additional risks and other expenses associated with investing in underlying funds rather than directly in portfolio securities. For instance, the underlying funds may borrow money to leverage their investments. Leverage may result in greater volatility of investment

VIII	Legg Mason Permal Tactical Allocation Fund

Investment commentary (cont’d)

returns and may increase a shareholder’s risk of loss. In addition to the Fund’s operating expenses, shareholders will indirectly bear the operating expenses of the underlying funds. For example, shareholders will pay management fees of both the Fund and the underlying funds. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

vi	The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada.

vii	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

viii

Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

ix

The Barclays Capital U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

[x]

The Barclays Capital Global Aggregate Index (Hedged) is a broad-based bond index that measures a wide spectrum of global government, government-related agencies, corporate and securitized fixed-income investments, all with maturities greater than one year.

xi

The Barclays Capital U.S. High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays Capital U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

xii

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

xiii	The MSCI World Index is an unmanaged index considered representative of growth stocks of developed countries. Index performance is calculated with net dividends.

xiv	The Citigroup 90-Day U.S. Treasury Bill Index is an unmanaged index generally representative of the average yield of 90-day U.S. Treasury bills.

xv

The 60/30/10 Composite is a hypothetical representation of the performance of the portfolio’s major asset classes. It consists of 60% MSCI World Index (Gross), 30% Barclays Capital U.S. Aggregate Index and 10% Citigroup 90-Day U.S. Treasury Bill Index.

Legg Mason Permal Tactical Allocation Fund 2011 Semi-Annual Report	1

Fund at a glance (unaudited)

Legg Mason Permal Tactical Allocation Fund Breakdown† (%) as of — June 30, 2011

Investments in Underlying Funds

% of Total Long-Term Investments	Top 5 Sectors
8.2 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Consumer Discretionary Energy Information Technology Industrials
8.1 Legg Mason Charles Street Trust, Inc. — Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	Sovereign Bonds U.S. Government & Agency Obligations Corporate Bonds & Notes Collateralized Mortgage Obligations Municipal Bonds
6.1 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Appreciation Fund, Class IS Shares	Information Technology Industrials Financials Energy Consumer Staples
6.1 Vanguard Specialized Funds — Vanguard Dividend Appreciation Index Fund, ETF Shares	Consumer Discretionary Consumer Staples Energy Financials Health Care
6.1 Western Asset Funds, Inc. — Western Asset Core Bond Portfolio, Class IS Shares	Mortgage-Backed Securities Corporate Bonds & Notes Collateralized Mortgage Obligations U.S. Government & Agency Obligations U.S. Treasury Inflation Protected Securities
4.0 SPDR S&P 500 ETF Trust	Technology Financial Services Energy Industrials Consumer Defensive
4.0 The Royce Fund — Royce Special Equity Fund, Institutional Class Shares	Industrials Consumer Discretionary Information Technology Materials Health Care

†	Subject to change at any time.

2	Legg Mason Permal Tactical Allocation Fund 2011 Semi-Annual Report

Fund at a glance (unaudited) (cont’d)

% of Total Long-Term Investments	Top 5 Sectors
4.0 iShares Trust — iShares S&P Series — iShares S&P Europe 350 Index Fund	Financial Services Consumer Defensive Health Care Energy Industrials
3.9 John Hancock Funds II — John Hancock Currency Strategies Fund, Class I Shares	Currency
3.8 SPDR Gold Trust — SPDR Gold Shares	Gold
3.1 Calamos Investment Trust — Calamos Convertible Fund, Class I Shares	Information Technology Health Care Industrials Energy Consumer Staples
3.0 John Hancock Funds II — John Hancock Floating Rate Income Fund, Class I Shares	Consumer Discretionary Health Care Industrials Materials Financials
3.0 iShares Trust — iShares MSCI Series — iShares MSCI Switzerland Index Fund	Health Care Consumer Defensive Financial Services Industrials Basic Materials
3.0 Legg Mason Partners Institutional Trust — Western Asset Institutional Liquid Reserves, Institutional Class Shares	Commercial Paper Certificates of Deposit Time Deposits Corporate Bonds & Notes U.S. Treasury Notes
3.0 iShares Trust — iShares MSCI Series — iShares MSCI Japan Index Fund	Industrials Consumer Cyclical Financial Services Technology Basic Materials
2.7 Morgan Stanley China A Share Fund, Inc.	Beverages Commercial Banks Machinery Insurance Health Care Providers & Services
2.5 BH Macro Ltd. USD Shares	Hedge Fund
2.4 Natixis Funds Trust II — ASG Managed Futures Strategy Fund, Class Y Shares	Hedge Fund
2.1 The Royce Fund — Royce Value Fund, Institutional Class Shares	Financials Materials Information Technology Consumer Discretionary Energy
2.1 SPDR Series Trust — SPDR S&P Oil & Gas Exploration & Production ETF	Oil & Gas Exploration & Production Oil & Gas Refining & Marketing Integrated Oil & Gas
2.0 Western Asset Funds, Inc. — Western Asset High Yield Portfolio, Class IS Shares	Consumer Discretionary Industrials Energy Financials Telecommunication Services

†	Subject to change at any time.

Legg Mason Permal Tactical Allocation Fund 2011 Semi-Annual Report	3

% of Total Long-Term Investments	Top 5 Sectors
2.0 The China Fund, Inc.	Health Care Consumer Staples Consumer Discretionary Financials Information Technology
2.0 iShares Trust — iShares Dow Jones U.S. Telecommunications Sector Index Fund	Telecommunications Diversified Holding Companies Internet
2.0 The Select Sector SPDR Trust — The Utilities Select Sector SPDR Fund	Electric Utilities Multi-Utilities Independent Power Producers & Energy Traders Gas Utilities
2.0 The Select Sector SPDR Trust — The Health Care Select Sector SPDR Fund	Pharmaceuticals Health Care Providers & Services Health Care Equipment & Supplies Biotechnology Life Sciences Tools & Services
1.5 The Africa Emerging Markets Fund, Class A Shares	Financials Consumer Staples Telecommunication Services Materials Industrials
1.5 EMM Umbrella Funds — The Emerging Markets Middle East Fund, Class A Shares	Financials Industrials Telecommunication Services Health Care Utilities

Common Stocks
5.7 Financials: Chimera Investment Corp. Invesco Mortgage Capital Inc. MFA Mortgage Investments Inc.

Purchased Options
0.1 Currency

†	Subject to change at any time.

4	Legg Mason Permal Tactical Allocation Fund 2011 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs including front-end and back-end sales charges (loads) on purchase payment; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2011 and held for the six months ended June 30, 2011.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.“

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charges[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	3.06%	$1,000.00	$1,030.60	1.07%	$5.39	Class A	5.00%	$1,000.00	$1,019.49	1.07%	$5.36
Class C	2.72	1,000.00	1,027.20	1.82	9.15	Class C	5.00	1,000.00	1,015.77	1.82	9.10
Class FI	3.07	1,000.00	1,030.70	1.07	5.39	Class FI	5.00	1,000.00	1,019.49	1.07	5.36
Class I	3.20	1,000.00	1,032.00	0.82	4.13	Class I	5.00	1,000.00	1,020.73	0.82	4.11
Class IS	3.20	1,000.00	1,032.00	0.82	4.13	Class IS	5.00	1,000.00	1,020.73	0.82	4.11

[1]	For the six months ended June 30, 2011.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fees forgone and/or expense reimbursements. In the absence of compensating balance arrangements, fees forgone and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	The expense ratios do not include expenses of the underlying funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fees forgone and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Legg Mason Permal Tactical Allocation Fund 2011 Semi-Annual Report	5

Consolidated schedule of investments (unaudited)

June 30, 2011

Legg Mason Permal Tactical Allocation Fund

Description	Shares	Value
Investments in Underlying Funds — 93.3%
BH Macro Ltd. USD Shares	180,500	$3,102,795	*
Calamos Investment Trust — Calamos Convertible Fund, Class I Shares	209,940	3,951,069
EMM Umbrella Funds — The Emerging Markets Middle East Fund, Class A Shares	150,731	1,846,455	(a)
iShares Trust:
iShares Dow Jones U.S. Telecommunications Sector Index Fund	101,543	2,528,421
iShares MSCI Series — iShares MSCI Japan Index Fund	358,629	3,740,500
iShares MSCI Series — iShares MSCI Switzerland Index Fund	143,300	3,813,213
iShares S&P Series — iShares S&P Europe 350 Index Fund	120,000	5,049,600
John Hancock Funds II:
John Hancock Currency Strategies Fund, Class I Shares	547,363	4,959,105	*
John Hancock Floating Rate Income Fund, Class I Shares	403,693	3,839,120
Legg Mason Charles Street Trust, Inc. — Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	935,453	10,159,023	(b)
Legg Mason Partners Equity Trust:
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	78,532	10,370,145	*(b)
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	535,915	7,706,458	(b)
Legg Mason Partners Institutional Trust — Western Asset Institutional Liquid Reserves, Institutional Class Shares	3,750,123	3,750,123	(b)
Morgan Stanley China A Share Fund, Inc.	124,500	3,398,850	*
Natixis Funds Trust II ASG Managed Futures Strategy Fund, Class Y Shares	280,433	2,983,804
SPDR Gold Trust — SPDR Gold Shares	33,055	4,825,369
SPDR S&P 500 ETF Trust	38,600	5,094,042
SPDR Series Trust — SPDR S&P Oil & Gas Exploration & Production ETF	44,000	2,586,320
The Africa Emerging Markets Fund, Class A Shares	68,705	1,881,830	*
The China Fund, Inc.	81,455	2,545,469
The Royce Fund:
Royce Special Equity Fund, Institutional Class Shares	237,457	5,093,442	(b)
Royce Value Fund, Institutional Class Shares	193,435	2,613,303	(b)
The Select Sector SPDR Trust:
The Health Care Select Sector SPDR Fund	70,800	2,514,816
The Utilities Select Sector SPDR Fund	75,500	2,527,740
Vanguard Specialized Funds — Vanguard Dividend Appreciation Index Fund, ETF Shares	137,000	7,670,630

See Notes to Consolidated Financial Statements.

6	Legg Mason Permal Tactical Allocation Fund 2011 Semi-Annual Report

Consolidated schedule of investments (unaudited) (cont’d)

June 30, 2011

Legg Mason Permal Tactical Allocation Fund

Description			Shares	Value
Investments in Underlying Funds — continued
Western Asset Funds, Inc.:
Western Asset Core Bond Portfolio, Class IS Shares			650,772	$7,620,536	(b)
Western Asset High Yield Portfolio, Class IS Shares			291,494	2,579,719	(b)
Total Investments in Underlying Funds (Cost — $111,494,641)				118,751,897

Security
Common Stocks — 5.6%
Financials — 5.6%
Real Estate Investment Trusts (REITs) — 5.6%
Chimera Investment Corp.			1,046,200	3,619,852
Invesco Mortgage Capital Inc.			55,600	1,174,828
MFA Mortgage Investments Inc.			300,250	2,414,010
Total Common Stocks (Cost — $8,063,686)				7,208,690

		Expiration Date	Contracts
Purchased Options — 0.1%
CurrencyShares Australian Dollar Trust, Put @ $100.00		9/17/11	478	38,240
CurrencyShares Euro Trust, Put @ $140.00		9/17/11	210	38,850
Total Purchased Options (Cost — $104,486)				77,090
Total Investments before Short-Term Investments (Cost — $119,662,813)				126,037,677

	Rate	Maturity Date	Face Amount
Short-Term Investments — 0.4%
Repurchase Agreements — 0.4%
State Street Bank & Trust Co. repurchase agreement, dated 6/30/11; Proceeds at maturity — $470,000; (Fully collateralized by U.S. Treasury Notes, 1.000% due 4/30/12; Market Value — $483,983) (Cost — $470,000)	0.010%	7/1/11	$470,000	470,000
Total Investments — 99.4% (Cost — $120,132,813#)				126,507,677
Other Assets in Excess of Liabilities — 0.6%				725,308
Total Net Assets — 100.0%				$127,232,985

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(b)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
SPDR	— Standard & Poor’s Depositary Receipts
ETF	— Exchange Traded Fund

See Notes to Consolidated Financial Statements.

Legg Mason Permal Tactical Allocation Fund 2011 Semi-Annual Report	7

Consolidated statement of assets and liabilities (unaudited)

June 30, 2011

Assets:
Investments in unaffiliated Underlying Funds and investments, at cost	$75,855,494
Investments in affiliated Underlying Funds, at cost	44,277,319
Investments in unaffiliated Underlying Funds and investments, at value	76,614,928
Investments in affiliated Underlying Funds, at value	49,892,749
Cash	171
Receivable for unaffiliated Underlying Funds sold	13,480,727
Receivable for Fund shares sold	513,353
Dividends and interest receivable from investments	189,938
Receivable for affiliated Underlying Funds sold	1,556
Prepaid expenses	43,977
Total Assets	140,737,399

Liabilities:
Payable for unaffiliated Underlying Funds purchased	13,254,136
Payable for Fund shares repurchased	59,203
Investment management fee payable	54,414
Service and/or distribution fees payable	38,745
Payable for affiliated Underlying Funds purchased	36,201
Trustees’ fees payable	1,328
Accrued expenses	60,387
Total Liabilities	13,504,414
Total Net Assets	$127,232,985

Net Assets:
Par value (Note 7)	$84
Paid-in capital in excess of par value	117,126,192
Undistributed net investment income	152,469
Accumulated net realized gain on sale of Underlying Funds, capital gain distributions from Underlying Funds and foreign currency transactions	3,579,376
Net unrealized appreciation on Underlying Funds and investments	6,374,864
Total Net Assets	$127,232,985

See Notes to Consolidated Financial Statements.

8	Legg Mason Permal Tactical Allocation Fund 2011 Semi-Annual Report

Consolidated statement of assets and liabilities (unaudited) (cont’d)

Shares Outstanding:
Class A	1,550,286
Class C	2,777,142
Class FI	6,396
Class I	4,067,320
Class IS	5,938

Net Asset Value:
ClassA (and redemption price)	$15.14
ClassC*	$15.11
ClassFI (and redemption price)	$15.13
ClassI (and redemption price)	$15.14
ClassIS (and redemption price)	$15.14
Maximum Public Offering Price Per Share:
ClassA (based on maximum initial sales charge 5.75%)	$16.06

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Consolidated Financial Statements.

Legg Mason Permal Tactical Allocation Fund 2011 Semi-Annual Report	9

Consolidated statement of operations (unaudited)

For the Six Months Ended June 30, 2011

Investment Income:
Income distributions from unaffiliated Underlying Funds and investments	$1,135,767
Income distributions from affiliated Underlying Funds	386,566
Interest	75
Total Investment Income	1,522,408

Expenses:
Investment management fee (Note 2)	367,145
Service and/or distribution fees (Notes 2 and 5)	216,218
Transfer agent fees (Note 5)	47,256
Registration fees	34,530
Shareholder reports	31,319
Legal fees	30,771
Audit and tax	14,375
Custody fees	6,813
Fund accounting fees	4,734
Trustees’ fees	3,739
Insurance	1,120
Miscellaneous expenses	2,514
Total Expenses	760,534
Less: Fees forgone and/or expense reimbursements (Notes 2 and 5)	(81,653)
Net Expenses	678,881
Net Investment Income	843,527

Realized and Unrealized Gain (Loss) on Sales of Underlying Funds, Capital Gain Distributions from Underlying Funds, Foreign Currency Transactions, Underlying Funds and Investments (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Sale of affiliated Underlying Funds	490,274
Sale of unaffiliated Underlying Funds	3,289,082
Capital gain distributions from affiliated Underlying Funds	16,347
Foreign currency transactions	(379,763)
Net Realized Gain	3,415,940
Change in Net Unrealized Appreciation (Depreciation) From:
Affiliated Underlying Funds	1,481,463
Unaffiliated Underlying Funds and Investments	(2,805,948)
Foreign currencies	67,805
Change in Net Unrealized Appreciation (Depreciation)	(1,256,680)
Net Gain on Sales of Underlying Funds, Capital Gain Distributions from Underlying Funds, Foreign Currency Transactions, Underlying Funds and Investments	2,159,260
Increase in Net Assets from Operations	$3,002,787

See Notes to Consolidated Financial Statements.

10	Legg Mason Permal Tactical Allocation Fund 2011 Semi-Annual Report

Consolidated statements of changes in net assets

For the Six Months Ended June 30, 2011 (unaudited) and the Year Ended December 31, 2010	2011	2010

Operations:
Net investment income	$843,527	$1,261,055
Net realized gain	3,415,940	254,792
Change in net unrealized appreciation (depreciation)	(1,256,680)	6,099,184
Increase in Net Assets From Operations	3,002,787	7,615,031

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	—	(1,974,392)
Net realized gains	—	(105,731)
Decrease in Net Assets From Distributions to Shareholders	—	(2,080,123)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	41,615,615	84,881,155
Reinvestment of distributions	—	1,266,424
Cost of shares repurchased	(10,032,477)	(33,887,678)
Increase in Net Assets From Fund Share Transactions	31,583,138	52,259,901
Increase in Net Assets	34,585,925	57,794,809

Net Assets:
Beginning of period	92,647,060	34,852,251
End of period*	$127,232,985	$92,647,060
* Includes undistributed (overdistributed) net investment income, respectively, of:	$152,469	$(691,058)

See Notes to Consolidated Financial Statements.

Legg Mason Permal Tactical Allocation Fund 2011 Semi-Annual Report	11

Consolidated financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2011[2]	2010	2009[3]

Net asset value, beginning of period	$14.69	$13.66	$11.40

Income from operations:
Net investment income	0.12	0.24 [4]	0.28	[4]
Net realized and unrealized gain	0.33	1.15	2.24
Total income from operations	0.45	1.39	2.52

Less distributions from:
Net investment income	—	(0.34)	(0.20)
Net realized gains	—	(0.02)	(0.06)
Total distributions	—	(0.36)	(0.26)

Net asset value, end of period	$15.14	$14.69	$13.66
Total return[5]	3.06%	10.19%	21.76%[6]

Net assets, end of period (000s)	$23,479	$16,492	$17,548

Ratios to average net assets:
Gross expenses[7]	1.23%[8]	1.61%	7.61%[8]
Net expenses[7,9,10]	1.07 [8]	1.13	1.16	[8]
Net investment income	1.63 [8]	1.71	2.89	[8]

Portfolio turnover rate	52%	112%	76%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2011 (unaudited).

[3]

Information is provided for the period April 9, 2009, when the fund began investment operations, to December 31, 2009, except for the fund’s total return, which is provided for the period April 13, 2009, when the fund began offering its shares to the public, to December 31, 2009. The per share impact of operations from April 9, 2009 to April 13, 2009 was $0.03 of unrealized gains, which is reflected in the net realized and unrealized gain amount.

[4]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fees forgone and/or expense reimbursements. In the absence of compensating balance arrangements, fees forgone and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]

The total return is provided for the period from April 13, 2009, when the fund began offering its shares to the public, to December 31, 2009. The total return for the period April 9, 2009, when the fund began investment operations, to December 31, 2009 is 22.08%.

[7]	Does not include expenses of the Underlying Funds in which the Fund invests.

[8]	Annualized.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage (including brokerage commissions on purchases and sales of closed-end funds, exchange traded funds, exchange traded notes and other assets), interest, taxes, extraordinary expenses and incentive or performance-based fees of underlying funds, to average net assets of Class A shares did not exceed 1.75%. This expense limitation arrangement cannot be terminated prior to April 30, 2012 without the Board of Trustees’ consent. The expense limitation takes into account the Underlying Funds expense ratios.

[10]	Reflects fees forgone and/or expense reimbursements.

See Notes to Consolidated Financial Statements.

12	Legg Mason Permal Tactical Allocation Fund 2011 Semi-Annual Report

Consolidated financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2011[2]	2010	2009[3]

Net asset value, beginning of period	$14.71	$13.68	$11.40

Income from operations:
Net investment income	0.06	0.18 [4]	0.28	[4]
Net realized and unrealized gain	0.34	1.10	2.15
Total income from operations	0.40	1.28	2.43

Less distributions from:
Net investment income	—	(0.23)	(0.09)
Net realized gains	—	(0.02)	(0.06)
Total distributions	—	(0.25)	(0.15)

Net asset value, end of period	$15.11	$14.71	$13.68
Total return[5]	2.72%	9.36%	21.03%[6]

Net assets, end of period (000s)	$41,973	$31,874	$8,452

Ratios to average net assets:
Gross expenses[7]	1.98%[8]	2.27%	5.49%[8]
Net expenses[7,9,10]	1.82 [8]	1.88	1.91	[8]
Net investment income	0.86 [8]	1.33	2.91	[8]

Portfolio turnover rate	52%	112%	76%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2011 (unaudited).

[3]

Information is provided for the period April 9, 2009, when the fund began investment operations, to December 31, 2009, except for the fund’s total return, which is provided for the period April 13, 2009, when the fund began offering its shares to the public, to December 31, 2009. The per share impact of operations from April 9, 2009 to April 13, 2009 was $0.03 of unrealized gains, which is reflected in the net realized and unrealized gain amount.

[4]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fees forgone and/or expense reimbursements. In the absence of compensating balance arrangements, fees forgone and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]

The total return is provided for the period from April 13, 2009, when the fund began offering its shares to the public, to December 31, 2009. The total return for the period April 9, 2009, when the fund began investment operations, to December 31, 2009 is 21.35%.

[7]	Does not include expenses of the Underlying Funds in which the Fund invests.

[8]	Annualized.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage (including brokerage commissions on purchases and sales of closed-end funds, exchange traded funds, exchange traded notes and other assets), interest, taxes, extraordinary expenses and incentive or performance-based fees of underlying funds, to average net assets of Class C shares did not exceed 2.50%. This expense limitation arrangement cannot be terminated prior to April 30, 2012 without the Board of Trustees’ consent. The expense limitation takes into account the Underlying Funds expense ratios.

[10]	Reflects fees forgone and/or expense reimbursements.

See Notes to Consolidated Financial Statements.

Legg Mason Permal Tactical Allocation Fund 2011 Semi-Annual Report	13

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class FI Shares[1]	2011[2]	2010	2009[3]

Net asset value, beginning of period	$14.68	$13.65	$11.40

Income from operations:
Net investment income	0.10	0.23 [4]	0.23	[4]
Net realized and unrealized gain	0.35	1.16	2.28
Total income from operations	0.45	1.39	2.51

Less distributions from:
Net investment income	—	(0.34)	(0.20)
Net realized gains	—	(0.02)	(0.06)
Total distributions	—	(0.36)	(0.26)

Net asset value, end of period	$15.13	$14.68	$13.65
Total return[5]	3.07%	10.20%	21.67%[6]

Net assets, end of period (000s)	$97	$134	$122

Ratios to average net assets:
Gross expenses[7]	1.37%[8]	1.73%	10.04%[8]
Net expenses[7,9,10]	1.07 [8]	1.13	1.15	[8]
Net investment income	1.36 [8]	1.67	2.39	[8]

Portfolio turnover rate	52%	112%	76%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2011 (unaudited).

[3]

Information is provided for the period April 9, 2009, when the fund began investment operations, to December 31, 2009, except for the fund’s total return, which is provided for the period April 13, 2009, when the fund began offering its shares to the public, to December 31, 2009. The per share impact of operations from April 9, 2009 to April 13, 2009 was $0.03 of unrealized gains, which is reflected in the net realized and unrealized gain amount.

[4]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures may reflect compensating balance arrangements, fees forgone and/or expense reimbursements. In the absence of compensating balance arrangements, fees forgone and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]

The total return is provided for the period from April 13, 2009, when the fund began offering its shares to the public, to December 31, 2009. The total return for the period April 9, 2009, when the fund began investment operations, to December 31, 2009 is 21.99%.

[7]	Does not include expenses of the Underlying Funds in which the Fund invests.

[8]	Annualized.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage (including brokerage commissions on purchases and sales of closed-end funds, exchange traded funds, exchange traded notes and other assets), interest, taxes, extraordinary expenses and incentive or performance-based fees of underlying funds, to average net assets of Class FI shares did not exceed 1.75%. This expense limitation arrangement cannot be terminated prior to April 30, 2012 without the Board of Trustees’ consent. The expense limitation takes into account the Underlying Funds expense ratios.

[10]	Reflects fees forgone and/or expense reimbursements.

See Notes to Consolidated Financial Statements.

14	Legg Mason Permal Tactical Allocation Fund 2011 Semi-Annual Report

Consolidated financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2011[2]	2010	2009[3]

Net asset value, beginning of period	$14.67	$13.64	$11.40

Income from operations:
Net investment income	0.14	0.33 [4]	0.36	[4]
Net realized and unrealized gain	0.33	1.10	2.17
Total income from operations	0.47	1.43	2.53

Less distributions from:
Net investment income	—	(0.38)	(0.23)
Net realized gains	—	(0.02)	(0.06)
Total distributions	—	(0.40)	(0.29)

Net asset value, end of period	$15.14	$14.67	$13.64
Total return[5]	3.20%	10.48%	21.89%[6]

Net assets, end of period (000s)	$61,594	$44,012	$8,608

Ratios to average net assets:
Gross expenses[7]	0.94%[8]	1.19%	6.16%[8]
Net expenses[7,9,10]	0.82 [8]	0.88	0.91	[8]
Net investment income	1.89 [8]	2.36	3.75	[8]

Portfolio turnover rate	52%	112%	76%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2011 (unaudited).

[3]

Information is provided for the period April 9, 2009, when the fund began investment operations, to December 31, 2009, except for the fund’s total return, which is provided for the period April 13, 2009, when the fund began offering its shares to the public, to December 31, 2009. The per share impact of operations from April 9, 2009 to April 13, 2009 was $0.03 of unrealized gains, which is reflected in the net realized and unrealized gain amount.

[4]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures may reflect compensating balance arrangements, fees forgone and/or expense reimbursements. In the absence of compensating balance arrangements, fees forgone and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]

The total return is provided for the period from April 13, 2009, when the fund began offering its shares to the public, to December 31, 2009. The total return for the period April 9, 2009, when the fund began investment operations, to December 31, 2009 is 22.21%.

[7]	Does not include expenses of the Underlying Funds in which the Fund invests.

[8]	Annualized.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage (including brokerage commissions on purchases and sales of closed-end funds, exchange traded funds, exchange traded notes and other assets), interest, taxes, extraordinary expenses and incentive or performance-based fees of underlying funds, to average net assets of Class I shares did not exceed 1.50%. This expense limitation arrangement cannot be terminated prior to April 30, 2012 without the Board of Trustees’ consent. The expense limitation takes into account the Underlying Funds expense ratios.

[10]	Reflects fees forgone and/or expense reimbursements.

See Notes to Consolidated Financial Statements.

Legg Mason Permal Tactical Allocation Fund 2011 Semi-Annual Report	15

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1]	2011[2]	2010	2009[3]

Net asset value, beginning of period	$14.67	$13.64	$11.40

Income from operations:
Net investment income	0.12	0.27 [4]	0.25	[4]
Net realized and unrealized gain	0.35	1.16	2.28
Total income from operations	0.47	1.43	2.53

Less distributions from:
Net investment income	—	(0.38)	(0.23)
Net realized gains	—	(0.02)	(0.06)
Total distributions	—	(0.40)	(0.29)

Net asset value, end of period	$15.14	$14.67	$13.64
Total return[5]	3.20%	10.48%	21.88%[6]

Net assets, end of period (000s)	$90	$135	$122

Ratios to average net assets:
Gross expenses[7]	1.13%[8]	1.48%	9.79%[8]
Net expenses[7,9,10]	0.82 [8]	0.88	0.90	[8]
Net investment income	1.59 [8]	1.92	2.63	[8]

Portfolio turnover rate	52%	112%	76%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2011 (unaudited).

[3]

Information is provided for the period April 9, 2009, when the fund began investment operations, to December 31, 2009, except for the fund’s total return, which is provided for the period April 13, 2009, when the fund began offering its shares to the public, to December 31, 2009. The per share impact of operations from April 9, 2009 to April 13, 2009 was $0.03 of unrealized gains, which is reflected in the net realized and unrealized gain amount.

[4]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures may reflect compensating balance arrangements, fees forgone and/or expense reimbursements. In the absence of compensating balance arrangements, fees forgone and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]

The total return is provided for the period from April 13, 2009, when the fund began offering its shares to the public, to December 31, 2009. The total return for the period April 9, 2009, when the fund began investment operations, to December 31, 2009 is 22.21%.

[7]	Does not include expenses of the Underlying Funds in which the Fund invests.

[8]	Annualized.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage (including brokerage commissions on purchases and sales of closed-end funds, exchange traded funds, exchange traded notes and other assets), interest, taxes, extraordinary expenses and incentive or performance-based fees of underlying funds, to average net assets of Class IS shares did not exceed 1.50%. This expense limitation arrangement cannot be terminated prior to April 30, 2012 without the Board of Trustees’ consent. The expense limitation takes into account the Underlying Funds expense ratios.

[10]	Reflects fees forgone and/or expense reimbursements.

See Notes to Consolidated Financial Statements.

16	Legg Mason Permal Tactical Allocation Fund 2011 Semi-Annual Report

Notes to consolidated financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Permal Tactical Allocation Fund (the “Fund”) is a separate diversified series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund may invest directly in fixed income, indexed or other performance-related instruments (including exchange-traded notes (“ETNs”)), equity securities, forwards and derivatives. However, while authorized to invest directly, most of the Fund’s long or short exposure to asset classes will be achieved indirectly through investments in a combination of intermediary securities such as open-end (including exchange-traded funds (“ETFs”)), and closed-end funds as well as funds that are commonly referred to as hedge funds.

The Fund intends to gain exposure to the commodities markets by investing a portion of its assets in a wholly-owned subsidiary, Tactical Allocation Fund, Ltd., organized under the laws of the Cayman Islands (the “Subsidiary”). Among other investments, the Subsidiary may invest in gold coin and bullion and other precious metals and commodity-linked derivative instruments. These financial statements are consolidated financial statements of the Fund and the Subsidiary.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Investments in the Underlying Funds, excluding ETFs, are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Funds value these securities as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value,

Legg Mason Permal Tactical Allocation Fund 2011 Semi-Annual Report	17

creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Investment in Underlying Funds	$116,905,442	$1,846,455	—	$118,751,897
Common stocks	7,208,690	—	—	7,208,690
Purchased options	77,090	—	—	77,090
Total long-term investments	$124,191,222	$1,846,455	—	$126,037,677
Short-term investments†	—	470,000	—	470,000
Total investments	$124,191,222	$2,316,455	—	$126,507,677

†	See Consolidated Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in

18	Legg Mason Permal Tactical Allocation Fund 2011 Semi-Annual Report

Notes to consolidated financial statements (unaudited) (cont’d)

an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Forward foreign currency contracts. The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Consolidated Statement of Assets and Liabilities. The Fund

Legg Mason Permal Tactical Allocation Fund 2011 Semi-Annual Report	19

bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Fund of funds risk. Your cost of investing in the Fund, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An underlying fund may change its investment objective or policies without the Fund’s approval, which could force the Fund to withdraw their investments from such underlying fund at a time that is unfavorable to the Fund. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

(f) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

As of June 30, 2011, the Fund did not have any open derivative transactions with credit related contingent features in a net liability position.

(g) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Net investment income distributions and short-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend as investment income. Interest income is recorded on an accrual basis. Long-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as realized gains. The cost of investments sold is determined by use of the specific identification method.

20	Legg Mason Permal Tactical Allocation Fund 2011 Semi-Annual Report

Notes to consolidated financial statements (unaudited) (cont’d)

(h) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(i) REIT distributions. The character of distributions received from Real Estate Investment Trusts (“REITs”) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(j) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(k) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of June 30, 2011, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

(l) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Permal Asset Management Inc. (“Permal”) and Legg Mason Global Asset Allocation, LLC (“LMGAA”) are the Fund’s subadvisers. Western Asset Management Company (“Western Asset”) manages the cash and short-term instruments. LMPFA, Permal, LMGAA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Legg Mason Permal Tactical Allocation Fund 2011 Semi-Annual Report	21

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.65% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadvisers the day-to-day portfolio management of the Fund, except, in certain cases, for the management of cash and short-term instruments, which is provided by Western Asset. For its services, LMPFA pays Permal and Western Asset an aggregate subadvisory fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
Up to and including $250 million	0.450%
Over $250 million and up to and including $750 million	0.400
Over $750 million	0.350

For its services, LMPFA pays LMGAA an annual rate of 0.05% of the Fund’s average daily net assets.

During the six months ended June 30, 2011, the Fund’s Class A, C, FI, I and IS shares had an expense limitation arrangement in place of 1.75%, 2.50%, 1.75%, 1.50%, and 1.50%, respectively, of the average daily net assets of each class. Taxes, extraordinary expenses, incentive or performance-based fees of underlying funds, brokerage (including brokerage commissions paid on purchases and sales of closed-end funds, exchange traded funds, exchange traded notes and other assets) and interest are excluded from this waiver/reimbursement agreement. This expense limitation arrangement cannot be terminated prior to April 30, 2012. The expense limitations take into account the expenses of the Underlying Funds. The expenses of the Underlying Funds are calculated based on an average of the net expense ratio (as shown in the most recent prospectus or shareholder report for each Underlying Fund as of the date of the Fund’s most recent prospectus) of the class of shares of each Underlying Fund held by the Fund, weighted in proportion to the Fund’s investment allocation among the Underlying Funds.

In addition, the Fund indirectly pays management and/or administrative fees to LMPFA and other wholly-owned subsidiaries of Legg Mason as a shareholder in the Affiliated Underlying Funds.

During the six months ended June 30, 2011, fees forgone and/or expenses reimbursed amounted to $81,653.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 5.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from

22	Legg Mason Permal Tactical Allocation Fund 2011 Semi-Annual Report

Notes to consolidated financial statements (unaudited) (cont’d)

purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2011, LMIS and its affiliates received sales charges of approximately $18,000 on sales of the Fund’s Class A shares. In addition, for the six months ended June 30, 2011, CDSCs paid to LMIS and its affiliates were approximately:

	Class A		Class C
CDSCs	$0	*	$5,000

*	Amount represents less than $1,000.

All officers and one Trustee of the Company are employees of Legg Mason or its affiliates and do not receive compensation from the Company.

3. Investments

During the six months ended June 30, 2011, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$91,892,816
Sales	58,551,812

At June 30, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$7,168,062
Gross unrealized depreciation	(793,198)
Net unrealized appreciation	$6,374,864

4. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

Below is a table, grouped by derivative type that provides information about the fair value and the location of derivatives within the Consolidated Statement of Assets and Liabilities at June 30, 2011.

ASSET DERIVATIVES[1]
Foreign Exchange Contracts Risk
Purchased options[2]	$77,090

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation).

[2]	Market value of purchased options is reported in Investments at value in the Statement of Assets and Liabilities.

Legg Mason Permal Tactical Allocation Fund 2011 Semi-Annual Report	23

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Consolidated Statement of Operations for the six months ended June 30, 2011. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Foreign Exchange Contracts Risk
Purchased options	$(167,700)
Forward foreign currency contracts	(379,763)
Total	$(547,463)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Foreign Exchange Contracts Risk
Purchased options	$(27,396)
Forward foreign currency contracts	67,805
Total	$40,409

During the six months ended June 30, 2011, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$30,549
Forward foreign currency contracts (to sell)†	3,567,188

†	At June 30, 2011, there were no open positions held in this derivative.

5. Class specific expenses, fees forgone and/or expense reimbursements

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee with respect to its Class A, C and FI shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class C shares calculated at the annual rate of 0.75% of the average daily net assets of Class C shares. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2011, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$25,894	$9,981
Class C	190,166	19,966
Class FI	158	152
Class I	—	17,004
Class IS	—	153
Total	$216,218	$47,256

24	Legg Mason Permal Tactical Allocation Fund 2011 Semi-Annual Report

Notes to consolidated financial statements (unaudited) (cont’d)

For the six months ended June 30, 2011, class specific fees forgone and/or expense reimbursements were as follows:

Fees Forgone/ Expense Reimbursements
Class A	$16,299
Class C	31,434
Class FI	189
Class I	33,541
Class IS	190
Total	$81,653

6. Distributions to shareholders by class

	Six Months Ended June 30, 2011	Year Ended December 31, 2010
Net Investment Income:
Class A	—	$372,627
Class C	—	486,446
Class FI	—	3,042
Class I	—	1,108,892
Class IS	—	3,385
Total	—	$1,974,392

Net Realized Gains:
Class A	—	$18,010
Class C	—	34,197
Class FI	—	179
Class I	—	53,165
Class IS	—	180
Total	—	$105,731

7. Shares of beneficial interest

At June 30, 2011, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2011		Year Ended December 31, 2010
	Shares	Amount	Shares	Amount
Class A
Shares sold	574,316	$8,614,050	1,454,675	$20,193,119
Shares issued on reinvestment	—	—	23,903	349,681
Shares repurchased	(146,793)	(2,208,440)	(1,640,831)	(22,807,106)
Net increase (decrease)	427,523	$6,405,610	(162,253)	$(2,264,306)

Legg Mason Permal Tactical Allocation Fund 2011 Semi-Annual Report	25

	Six Months Ended June 30, 2011		Year Ended December 31, 2010
	Shares	Amount	Shares	Amount
Class C
Shares sold	831,165	$12,515,253	1,687,369	$23,375,698
Shares issued on reinvestment	—	—	23,865	348,584
Shares repurchased	(220,465)	(3,321,206)	(162,426)	(2,267,074)
Net increase	610,700	$9,194,047	1,548,808	$21,457,208

Class FI
Shares sold	504	$7,626	—	—
Shares issued on reinvestment	—	—	221	$3,221
Shares repurchased	(3,266)	(50,000)	—	—
Net increase (decrease)	(2,762)	$(42,374)	221	$3,221

Class I
Shares sold	1,360,282	$20,478,686	2,962,359	$41,312,338
Shares issued on reinvestment	—	—	38,456	561,373
Shares repurchased	(293,315)	(4,402,831)	(631,380)	(8,813,498)
Net increase	1,066,967	$16,075,855	2,369,435	$33,060,213

Class IS
Shares issued on reinvestment	—	—	244	$3,565
Shares repurchased	(3,266)	$(50,000)	—	—
Net increase (decrease)	(3,266)	$(50,000)	244	$3,565

8. Capital loss carryforward

As of December 31, 2010, the Fund had a net capital loss carryforward of approximately $40,843 which expires in 2018. This amount will be available to offset any future taxable capital gains.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

9. Other tax information

On December 22, 2010, President Obama signed into law the Regulated Investment Company Modernization Act of 2010 (the “Act”). The Act updates certain tax rules applicable to regulated investment companies (“RICs”). The various provisions of the Act will generally be effective for RICs with taxable years beginning after December 22, 2010. Additional information regarding the impact of the Act on the Fund, if any, will be contained within the relevant sections of the notes to the financial statements for the fiscal year ending December 31, 2011.

26	Legg Mason Permal Tactical Allocation Fund

Board approval of management and subadvisory agreements (unaudited)

At a meeting of the Trust’s Board of Trustees, the Board considered the re-approval for an annual period of the management agreement, pursuant to which Legg Mason Partners Fund Advisor, LLC (the “Manager”) provides the Fund with investment advisory and administrative services, and the sub-advisory agreements, pursuant to which Permal Asset Management Inc. (“Permal”) provides day-to-day management of the Fund’s portfolio and Legg Mason Global Asset Allocation, LLC (“LMGAA”) provides certain compliance and portfolio execution services to the Fund. At a subsequent meeting of the Trust’s Board of Trustees, the Board also considered the approval for an annual period of a sub-advisory agreement pursuant to which Western Asset Management Company (“Western Asset” and, together with Permal and LMGAA, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments. (The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”) The Manager, LMGAA and Western Asset are wholly-owned subsidiaries and Permal is a subsidiary of Legg Mason, Inc. The Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Fund were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the Sub-Advisers. The Independent Trustees requested and received information from the Manager and the Sub-Advisers they deemed reasonably necessary for their review of the Agreements and the performance of the Manager and the Sub-Advisers. Included was information about the Manager, the Sub-Advisers and the Fund’s distributor, as well as the management, sub-advisory and distribution arrangements for the Fund and other funds overseen by the Board. This information was initially reviewed by a special committee of the Independent Trustees and then by the full Board.

In voting to approve the Agreements, the Independent Trustees considered whether the approval of the Agreements would be in the best interests of the Fund and its shareholders, an evaluation based on several factors including those discussed below.

Nature, extent and quality of the services provided to the fund under the management agreement and sub-advisory agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and Sub-Advisory Agreements, respectively. The Trustees also considered the Manager’s supervisory activities over the Sub-Advisers. In addition, the Independent Trustees received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by the Manager. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs, and the Manager’s role in coordinating the activities of the Sub-Advisers and the Fund’s other service providers. The Board noted that the same portfolio management team that previously provided management of the Fund’s cash and short-term instruments as dual employees of

Legg Mason Permal Tactical Allocation Fund	27

the Manager now provided such management services as employees of Western Asset. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s compliance programs. The Board reviewed information received from the Manager and the Fund’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board considered the degree to which the Manager implemented organizational changes to improve investment results and the services provided to the Legg Mason fund complex. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources available to the Manager’s parent organization, Legg Mason, Inc.

The Board also considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the brokerage policies and practices of the Manager, Permal and LMGAA, the standards applied in seeking best execution, their policies and practices regarding soft dollars, and the existence of quality controls applicable to brokerage allocation procedures. In addition, management also reported to the Board on, among other things, its business plans, recent organizational changes, portfolio manager compensation plan and policy regarding portfolio managers’ ownership of fund shares.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the respective Agreement by the Manager and the Sub-Advisers.

Fund performance

The Board received and reviewed performance information for the Fund and for all retail and institutional global flexible portfolio funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Trustees noted that they also had received and discussed with management information at periodic intervals comparing the Fund’s performance to that of its benchmark index. The information comparing the Fund’s performance to that of the Performance Universe was for the one-year period ended June 30, 2010. The Fund performed below the median for the period. The Board also reviewed

28	Legg Mason Permal Tactical Allocation Fund

Board approval of management and subadvisory agreements (unaudited) (cont’d)

performance information provided by the Manager for periods ended September 30, 2010, which showed the Fund’s performance was below the Lipper category average during the third quarter. The Trustees then discussed with representatives of management the portfolio management strategy of the Fund’s portfolio managers. The Trustees noted that the Manager, Permal and LMGAA were committed to providing the resources necessary to assist the Fund’s portfolio managers and continue to improve Fund performance. Based on its review, the Board generally was satisfied with management’s efforts to improve performance going forward. The Board determined to continue to evaluate the Fund’s performance and directed the Independent Trustees’ performance committee to continue to periodically review Fund performance with the Manager and report to the full Board during periods between Board meetings.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Sub-Advisers, respectively. The Board noted that the Manager, and not the Fund, pays the sub-advisory fees to the Sub-Advisers and, accordingly, that the retention of the Sub-Advisers does not increase the fees and expenses incurred by the Fund. In addition, because of the Manager’s fee waiver and/or expense reimbursement arrangement that was in effect for the Fund, the Board also reviewed and considered the actual management fee rate (after taking into account waivers and reimbursements) (the “Actual Management Fee”).

The Board also reviewed information regarding the fees the Manager and Permal charged any of their U.S. clients investing primarily in an asset class similar to that of the Fund including, where applicable, institutional separate and commingled accounts and retail managed accounts. The Manager reviewed with the Board the significant differences in the scope of services provided to the Fund and to such other clients, noting that the Fund is provided with regulatory compliance and administrative services, office facilities and Fund officers (including the Fund’s chief financial, chief legal and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other fund service providers, including the Sub-Advisers. The Board considered the fee comparisons in light of the scope of services required to manage these different types of accounts.

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes. Management also discussed with the Board the Fund’s distribution arrangements, including how amounts received by the Fund’s distributor are expended, and the fees received and expenses incurred in connection with such arrangements by affiliates of the Manager.

Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fee and Actual Management Fee and the Fund’s overall expense ratio with those of a group of retail front-end load blended and passively

Legg Mason Permal Tactical Allocation Fund	29

managed affiliated funds of funds consisting of one global flexible portfolio fund, three global multi-cap core funds and three international multi-cap core funds selected by Lipper as comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Lipper consisting of all retail front-end load blended and passively managed affiliated global flexible portfolio, global multi-cap core and international multi-cap core funds of funds (the “Expense Universe”). This information showed that the Fund’s Contractual Management Fee was higher, but that the Fund’s and Actual Management Fee was lower, than the median of management fees paid by the other funds in the Expense Group and the average management fee paid by the other funds in the Expense Universe, and that the Fund’s actual total expense ratio was higher than the median of the total expense ratios of the funds in the Expense Group and the average total expense ratio of the funds in the Expense Universe. The Trustees also noted that the Manager’s fee waiver and/or expense reimbursement arrangement would continue until April 30, 2012.

Manager profitability

The Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data as well as a report from an outside consultant that had reviewed the Manager’s methodology. The Board also noted the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. The Board determined that the Manager’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets grow, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

The Board noted that to the extent the Fund’s assets increase over time, the Fund and its shareholders should realize economies of scale as certain expenses, such as fixed fund fees, become a smaller percentage of overall assets. The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources.

Taking all of the above into consideration, the Board determined that the management fee was reasonable in light of the comparative performance and expense information and the nature, extent and quality of the services provided to the Fund under the Agreements.

30	Legg Mason Permal Tactical Allocation Fund

Board approval of management and subadvisory agreements (unaudited) (cont’d)

Other benefits to the manager

The Board considered other benefits received by the Manager and its affiliates, including the Sub-Advisers, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the Manager’s ongoing commitment to the Fund, the profits and other ancillary benefits that the Manager and its affiliates received were considered reasonable.

Based on their discussions and considerations, including those described above, the Trustees approved the Management Agreement and the Sub-Advisory Agreements to continue for another year.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements.

Legg Mason

Permal Tactical Allocation Fund

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

R. Jay Gerken, CFA Chairman

Frank G. Hubbard

Howard J. Johnson

David E. Maryatt

Jerome K. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jerry A. Viscone

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Legg Mason Global Asset Allocation, LLC

Permal Asset Management Inc.

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Legg Mason Permal Tactical Allocation Fund

The Fund is a separate investment series of Legg Mason Partners EquityTrust, a Maryland statutory trust.

Legg Mason Permal Tactical Allocation Fund

Legg Mason Funds

55 Water Street

New York, New York 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926. (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Permal Tactical Allocation Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2011 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;
•	Account balances, transactions, and mutual fund holdings and positions;
•	Online account access user IDs, passwords, security challenge question responses; and
•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;
•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and
•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

©2011 Legg Mason Investor Services, LLC Member FINRA, SIPC

PRML011932 8/11 SR11-1464

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Equity Trust

Date: August 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Equity Trust

Date: August 26, 2011

By:	/s/ Kaprel Ozsolak
(Kaprel Ozsolak)
Chief Financial Officer of
Legg Mason Partners Equity Trust

Date: August 26, 2011